Variable Interest Entities	9 Months Ended
Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
VARIABLE INTEREST ENTITIES

As of September 30, 2016, we leased six vessels from VIEs under finance leases, of which four were with ICBC entities, one with a subsidiary of CMBL and one with CCBFL. Each of the ICBC, CMBL and CCBFL entities are wholly-owned, newly formed special purpose vehicles (“SPVs”). In each of these transactions we sold our vessel and then subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of the ten year lease period. Refer to note 4 to our Consolidated Financial Statements filed with our Annual Report on Form 20-F/A for the year ended December 31, 2015, for additional details.

While we do not hold any equity investments in the above Lessor SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements we have concluded that we are the primary beneficiary of these VIEs and accordingly, these lessor VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels, as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. The equity attributable to the respective lessor VIEs are included in non-controlling interests in our consolidated results. As of September 30, 2016 and 2015, the respective vessels are reported under “Vessels and equipment, net” in our consolidated balance sheet.

Since December 31, 2015, we entered into the following sale and leaseback arrangement:

Seal Lessor VIE

In March 2016, we sold the Golar Seal to a CCBFL entity ("Seal Lessor VIE") and subsequently leased back the vessel on a bareboat charter for a term of ten years. We have options to repurchase the vessel throughout the charter term at fixed pre-determined amounts, commencing from the fifth year anniversary of the commencement of the bareboat charter, with an obligation to repurchase the vessel at the end of the ten year lease period. A summary of this sale and lease back arrangement, including repurchase options and obligations as of September 30, 2016 is provided below:

Vessel	Effective from	Sales value (in $ millions)	First repurchase option (in $ millions)	Date of first repurchase option	Repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Seal	March 2016	203.0	132.8	March 2021	87.4	March 2026

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of September 30, 2016, are shown below:

(in thousands of $)	2016 (1)	2017	2018	2019	2020	2021+
Golar Glacier	4,310	17,100	17,100	17,100	17,147	64,185
Golar Kelvin	4,310	17,100	17,100	17,100	17,147	66,996
Golar Snow	4,310	17,100	17,100	17,100	17,147	66,996
Golar Ice	4,310	17,100	17,100	17,100	17,147	69,900
Golar Tundra (2)(3)	5,323	20,910	20,446	19,934	19,466	87,051
Golar Seal	3,694	15,151	15,151	15,193	15,151	75,797

(1) For the three months ended December 31, 2016.
(2) As a result of the sale of the Golar Tundra to Golar Partners in May 2016 (see "Tundra Corp VIE" below), the payment obligations under the bareboat charter with the Golar Tundra lessor VIE are borne by Golar Partners. However, by virtue of the put option contained within the sale and purchase arrangements, we will continue to consolidate the Golar Tundra related entities until the charter with WAGL commences.
(3) This includes variable rental payments due under the lease based on an assumed LIBOR of 0.39% plus margin.

The assets and liabilities of these lessor VIEs that most significantly impact our consolidated balance sheet as of September 30, 2016 and December 31, 2015, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	September 30, 2016	December 31, 2015
Assets							Total	Total
Restricted cash and short-term receivables	22,718	29,936	16,620	11,350	—	7,596	88,220	35,450
Restricted cash and short-term receivables - held-for-sale current assets (1)	—	—	—	—	1,894	—	1,894	3,618
	22,718	29,936	16,620	11,350	1,894	7,596	90,114	39,068

Liabilities
Debt:
Short-term interest bearing debt*	40,906	182,540	31,081	167,706	—	—	422,233	408,978
Long-term interest bearing debt - current portion*	7,650	—	8,000	—	—	5,793	21,443	15,650
Long-term interest bearing debt - non-current portion*	132,849	—	138,888	—	—	151,326	423,063	285,700
Long-term interest bearing debt - held-for-sale (1) *	—	—	—	—	210,545	—	210,545	201,725
	181,405	182,540	177,969	167,706	210,545	157,119	1,077,284	912,053

(1) The assets and liabilities relating to the Golar Tundra lessor VIE have been reclassified as held-for-sale in connection with the sale of our interests in the companies that own and operate the vessel to Golar Partners.
* These are net of deferred financing costs.

The most significant impact of consolidated SPV’s operations on our unaudited consolidated statements of income is interest expense of $32.9 million and $26.1 million for the nine months ended September 30, 2016 and 2015, respectively. The most significant impact of consolidated SPV’s cash flows on our unaudited consolidated statements of cash flows is net cash received in financing activities of $167.7 million and $544.8 million for the nine months ended September 30, 2016 and 2015, respectively.

Tundra Corp VIE

In February 2016,we entered into a sale and purchase agreement with Golar Partners for the sale of the disponent owner and operator of the FSRU the Golar Tundra ("Tundra Corp"). The transaction closed in May 2016. Concurrent with the closing we entered into an agreement with Golar Partners which includes a put option, that in the event the vessel has not commenced service under the charter with WAGL by May 23, 2017, Golar Partners shall have the option to require that we repurchase the Tundra Corp equal to the purchase consideration. Accordingly, we have determined that Tundra Corp is a VIE and that until the put option expires, we remain the primary beneficiary and thus we will continue to consolidate the entities that own and lease the Golar Tundra until her charter with WAGL commences (see note 17).